UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 248-7971

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Capital Growth Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%

Consumer Discretionary—14.4%
Bed Bath & Beyond, Inc.(2)	58,200	$3,828
Coach, Inc.	85,200	6,584
McDonald’s Corp.	46,700	4,581
NIKE, Inc. Class B	55,700	6,040
priceline.com, Inc.(2)	7,300	5,238
Ross Stores, Inc.	74,500	4,329

		30,600

Consumer Staples—12.5%
Coca-Cola Co. (The)	81,000	5,995
Colgate-Palmolive Co.	59,900	5,857
Costco Wholesale Corp.	64,400	5,848
Kellogg Co.	71,100	3,813
Lorillard, Inc.	39,900	5,166

		26,679

Energy—10.3%
Core Laboratories N.V.	31,600	4,158
Exxon Mobil Corp.	70,300	6,097
National Oilwell Varco, Inc.	80,500	6,397
Schlumberger Ltd.	76,300	5,336

		21,988

Financials—3.1%
T. Rowe Price Group, Inc.	100,300	6,549

Health Care—8.0%
Intuitive Surgical, Inc.(2)	12,500	6,772
Laboratory Corp. of America Holdings(2)	52,900	4,842
Waters Corp.(2)	57,400	5,319

		16,933

Industrials—15.0%
Danaher Corp.	75,100	4,206
Emerson Electric Co.	107,300	5,599
Expeditors International of Washington, Inc.	107,300	4,990
Fastenal Co.	40,300	2,180
MSC Industrial Direct Co., Inc. Class A	54,500	4,539
Precision Castparts Corp.	21,800	3,769
Robinson (C.H.) Worldwide, Inc.	38,300	2,508
Roper Industries, Inc.	42,000	4,165

		31,956

	SHARES	VALUE
Information Technology—29.8%
Accenture plc Class A	70,100	$4,521
Amphenol Corp. Class A	123,800	7,400
ANSYS, Inc.(2)	90,600	5,891
Apple, Inc.(2)	23,900	14,327
Oracle Corp.	176,000	5,132
QUALCOMM, Inc.	98,300	6,686
Salesforce.com, Inc.	16,300	2,519
Teradata Corp.(2)	56,400	3,844
Visa, Inc. Class A	57,200	6,750
Xilinx, Inc.	172,200	6,273

		63,343

Materials—5.9%
Praxair, Inc.	54,400	6,236
Sigma-Aldrich Corp.	86,800	6,342

		12,578

TOTAL COMMON STOCKS (Identified Cost $166,575)		210,626

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $166,575)		210,626

SHORT-TERM INVESTMENTS—0.3%

Money Market Mutual Funds—0.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	698,436	698

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $698)		698

TOTAL INVESTMENTS—99.3% (Identified Cost $167,273)		211,324	(1)
Other assets and liabilities, net—0.7%		1,518

NET ASSETS—100.0%		$212,842

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Capital Growth Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$210,626	$210,626
Short-Term Investments	698	698

Total Investments	$211,324	$211,324

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.2%

Consumer Discretionary—14.2%
Amazon.com, Inc.(2)	14,000	$2,835
AutoZone, Inc.(2)	8,000	2,975
Comcast Corp. Class A	109,000	3,271
Express Scripts, Inc.(2)	59,000	3,197
Lululemon Athletica, Inc.(2)	44,000	3,286
McDonald’s Corp.	33,000	3,237
Papa John’s International, Inc.(2)	20,000	753
Yum! Brands, Inc.	46,000	3,274

		22,828

Consumer Staples—5.1%
Altria Group, Inc.	109,000	3,365
PepsiCo, Inc.	25,000	1,659
Procter & Gamble Co. (The)	47,000	3,159

		8,183

Energy—15.7%
Chesapeake Energy Corp.	115,000	2,664
Chevron Corp.	28,000	3,003
ConocoPhillips	41,000	3,116
Continental Resources, Inc.(2)	24,000	2,060
Halliburton Co.	64,000	2,124
Occidental Petroleum Corp.	30,000	2,857
Petroleo Brasileiro S.A. ADR	52,000	1,381
Schlumberger Ltd.(3)	31,000	2,168
Whiting Petroleum Corp.(2)	30,000	1,629
Williams Cos., Inc. (The)	86,000	2,650
WPX Energy, Inc.(2)	82,000	1,477

		25,129

Financials—9.4%
Bank of America Corp.	160,000	1,531
Citigroup, Inc.	60,000	2,193
Goldman Sachs Group, Inc. (The)	14,000	1,741
JPMorgan Chase & Co.	72,000	3,311
Lincoln National Corp.	118,000	3,110
U.S. Bancorp	100,000	3,168

		15,054

Health Care—10.0%
Abbott Laboratories	53,000	3,248
Biogen Idec, Inc.(2)	26,000	3,275
Gilead Sciences, Inc.(2)	60,000	2,931

	SHARES	VALUE
Health Care—(continued)
Johnson & Johnson	49,000	$3,232
UnitedHealth Group, Inc.	56,000	3,301

		15,987

Industrials—10.1%
Alaska Air Group, Inc.(2)	86,000	3,080
Caterpillar, Inc.	30,000	3,196
Cummins, Inc.(3)	26,000	3,121
Deere & Co.	20,000	1,618
Union Pacific Corp.	27,000	2,902
United Continental Holdings, Inc.(2)	102,000	2,193

		16,110

Information Technology—21.8%
Apple, Inc.(2)	12,100	7,254
Citrix Systems, Inc.(2)	40,000	3,156
Intel Corp.	174,000	4,891
International Business Machines Corp.	24,000	5,008
MasterCard, Inc. Class A	7,600	3,196
QUALCOMM, Inc.	73,000	4,965
SanDisk Corp.(2)	62,000	3,075
Visa, Inc. Class A	28,000	3,304

		34,849

Materials—10.0%
CF Industries Holdings, Inc.	17,000	3,105
Cliffs Natural Resources, Inc.	25,000	1,731
Du Pont (E.I.) de Nemours & Co.	63,000	3,333
Freeport-McMoRan Copper & Gold, Inc.	41,000	1,560
Monsanto Co.	40,000	3,190
Nucor Corp.	44,000	1,890
Potash Corp. of Saskatchewan, Inc.(3)	27,000	1,234

		16,043

Telecommunication Services—1.9%
Verizon Communications, Inc.	79,000	3,020

TOTAL COMMON STOCKS (Identified Cost $112,162)		157,203

EXCHANGE-TRADED FUNDS—1.0%

Health Care Select Sector SPDR Fund	42,000	1,579

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,489)		1,579

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $113,651)		158,782

1

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	1,313,320	$1,313

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,313)		1,313

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.0% (Identified Cost $114,964)		160,095 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
Cummins, Inc. expiring 6/16/12 strike price $12	140	(99)
Potash Corp., expiring 6/12/12 strike price $47.50	270	(51)
Schlumberger Ltd., expiring 05/19/12 strike price $72.50	80	(15)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $213)		(165)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.9% (Identified Cost $114,751)		159,930 (1)
Other assets and liabilities, net—0.1%		152

NET ASSETS—100.0%		$160,082

Abbreviations:

ADR	American Depositary Receipt
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

2

Virtus Growth & Income Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$157,203	$157,203
Exchange-Traded Funds	1,579	1,579
Short-Term Investments	1,313	1,313
Written Options	$(165)	$(165)

Total Investments	$159,930	$159,930

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus International Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—4.4%

Information Technology—4.4%
Samsung Electronics Co., Ltd. 1.470%	22,300	$15,647

TOTAL PREFERRED STOCK (Identified Cost $3,924)		15,647

COMMON STOCKS—94.5%

Consumer Staples—12.5%
British American Tobacco plc (United Kingdom)	303,400	15,289
Casino Guichard Perrachon S.A. (France)	78,700	7,757
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	101,200	8,325
Nestle S.A. Registered Shares (Switzerland)	206,600	13,000

		44,371

Energy—12.0%
ENI S.p.A. (Italy)	441,300	10,353
PetroChina Co., Ltd. Class H (China)	4,220,000	5,967
Petroleo Brasileiro S.A. ADR (Brazil)	249,300	6,372
Royal Dutch Shell plc B Shares (United Kingdom)	284,400	10,005
Tenaris S.A. Sponsored ADR (Italy)	259,657	9,927

		42,624

Financials—24.7%
AIA Group Ltd (Hong Kong)	997,000	3,653
Banco Bradesco S.A. Sponsored ADR (Brazil)	567,200	9,926
City Developments Ltd. (Singapore)	609,000	5,499
Daito Trust Construction Co., Ltd. (Japan)	60,200	5,404
HSBC Holdings plc (United Kingdom)	782,800	6,947
Mapfre SA (Spain)	1,045,000	3,364
Nordea Bank AB (Sweden)	797,900	7,254
Oversea-Chinese Banking Corp., Ltd. (Singapore)	994,330	7,056
QBE Insurance Group Ltd. (Australia)	705,900	10,361
Standard Chartered plc (United Kingdom)	480,100	11,979
Swire Pacific Ltd. Class B (Hong Kong)	2,220,000	4,888
Zurich Financial Services AG (Switzerland)(2)	41,700	11,207

		87,538

Health Care—8.1%
Novartis AG Registered Shares (Switzerland)	250,900	13,886
Roche Holding AG (Switzerland)	86,000	14,967

		28,853

	SHARES	VALUE
Industrials—7.9%
Atlas Copco AB Class A (Sweden)	172,900	$4,184
Canadian National Railway Co. (Canada)	86,800	6,898
FANUC Ltd. (Japan)	30,600	5,427
Schindler Holding AG (Switzerland)	30,700	3,693
Schneider Electric SA (France)	70,200	4,587
Weir Group plc (The) (United Kingdom)	116,200	3,279

		28,068

Information Technology—8.5%
Canon, Inc. (Japan)	157,850	7,457
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,122,300	17,149
Telefonaktiebolaget LM Ericsson Class B (Sweden)	536,700	5,561

		30,167

Materials—7.4%
BHP Billiton plc (United Kingdom)	111,300	3,396
Linde AG (Germany)	21,500	3,858
Potash Corp. of Saskatchewan, Inc. (Canada)	77,900	3,557
Rio Tinto plc (United Kingdom)	81,100	4,470
Shin-Etsu Chemical Co., Ltd. (Japan)	128,100	7,398
Vale SA (Brazil)	158,889	3,605

		26,284

Telecommunication Services—10.0%
China Mobile Ltd. (China)	770,500	8,479
Singapore Telecommunications Ltd. (Singapore)	2,533,000	6,347
TELUS Corp. (Canada)	71,000	4,120
Vodafone Group plc (United Kingdom)	6,069,700	16,718

		35,664

Utilities—3.4%
Centrica plc (United Kingdom)	1,423,300	7,203
GDF Suez (France)	184,500	4,766

		11,969

TOTAL COMMON STOCKS (Identified Cost $241,369)		335,538

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $245,293)		351,185

1

Virtus International Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.9% (Identified Cost $245,293)	351,185	(1)
Other assets and liabilities, net—1.1%	3,740

NET ASSETS—100.0%	$354,925

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus International Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
Switzerland	16
Japan	7
Brazil	6
Italy	6
Singapore	5
Taiwan	5
Other	32

Total	100%

†	% of total investments as of March 31, 2012

3

Virtus International Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$335,538	$335,538
Preferred Stock	15,647	15,647

Total Investments	$351,185	$351,185

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.7%

California—0.9%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	$1,750		$1,815

Connecticut—0.3%
Mashantucket Western Pequot Tribe Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)	100		98
State of Connecticut 5.000%, 5/15/22	400		485

			583

Kentucky—0.2%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	530		546

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	215		159

Virginia—0.2%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	685		437

TOTAL MUNICIPAL BONDS (Identified Cost $3,686)			3,540

FOREIGN GOVERNMENT SECURITIES—9.1%

Bolivarian Republic of Venezuela
7.650%, 4/21/25	400		304
RegS 9.250%, 9/15/27(5)	945		838
9.375%, 1/13/34	250		209
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	1,035	AUD	1,073
Series 118, 6.500%, 5/15/13	275	AUD	294
Commonwealth of Canada 2.000%, 9/1/12	2,676	CAD	2,693
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	970	NZD	825
Series 415, 6.000%, 4/15/15	265	NZD	235
Federative Republic of Brazil
12.500%, 1/5/16	295	BRL	195
10.250%, 1/10/28	2,235	BRL	1,463
Kingdom of Norway Series 470 6.500%, 5/15/13	3,086	NOK	571
Republic of Argentina

	PAR VALUE		VALUE
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	$500		$370
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	478		468
PIK Interest Capitalization 8.280%, 12/31/33	2,801		2,077
Series GDP 0.044%, 12/15/35(3)	3,670		486
Republic of Colombia 12.000%, 10/22/15	1,180,000	COP	828
Republic of Hungary 4.750%, 2/3/15	475		449
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	2,790,000	IDR	320
Republic of Lithuania
144A 7.375%, 2/11/20(4)	350		410
144A 6.625%, 2/1/22(4)	320		354
Republic of Poland Series 0414, 5.750%, 4/25/14	3,435	PLZ	1,129
Republic of South Africa Series R206 7.500%, 1/15/14	3,800	ZAR	510
Republic of Turkey
0.000%, 4/25/12	930	TRY	518
6.750%, 5/30/40	500		548
State of Qatar 144A 4.500%, 1/20/22(4)	450		470
United Mexican States Series M, 6.000%, 6/18/15	11,800	MXN	948

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $16,290)			18,585

MORTGAGE-BACKED SECURITIES—12.0%

Non-Agency—12.0%
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	150		154
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	81		84
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	500		528
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(3)	445		452
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	91		95
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35	19		19
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.758%, 9/11/38(3)	750		808
06-PW14, A4 5.201%, 12/11/38	750		843
05-PW10, AM 5.449%, 12/11/40(3)	725		754
07-T28, A4 5.742%, 9/11/42(3)	780		901
07-PW18, AM 6.084%, 6/11/50(3)	1,475		1,552

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33	$97	$97
Citigroup/Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	820	897
Credit Suisse First Boston Mortgage Securities Corp.
03-8, 3A24, 5.500%, 4/25/33	166	160
03-CPN1, C 4.763%, 3/15/35	100	99
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.596%, 2/15/39(3)	948	1,014
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	74	76
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	435	440
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	555	568
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(3)(4)	130	124
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	110	105
07-GG10, A4 5.980%, 8/10/45(3)	400	444
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35	180	183
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	71	76
06-CB17, AM 5.464%, 12/12/43	575	568
06-LDP7, AM 5.871%, 4/15/45(3)	780	841
06-LDP9, A3 5.336%, 5/15/47	850	931
07-LD12, A4 5.882%, 2/15/51(3)	1,100	1,233
JPMorgan Mortgage Trust
05-A1, 4A1 4.747%, 2/25/35(3)	63	63
05-A4, 3A1 4.983%, 7/25/35(3)	71	67
06-A1, B1 6.039%, 2/25/36(3)	26	—	(12)
Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	670	757
05-C3, AM 4.794%, 7/15/40	670	710
07-C6, A2 5.845%, 7/15/40	144	146
07-C7, A3 5.866%, 9/15/45(3)	600	680
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.111%, 7/15/44(3)	400	455
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.780%, 7/9/21(3)(4)	100	96

	PAR VALUE	VALUE
Non-Agency—(continued)
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	$465	$502
Merrill Lynch Mortgage Trust 06-C1, AM 5.660%, 5/12/39(3)	110	118
Morgan Stanley Capital I 07-IQ14, A4 5.692%, 4/15/49(3)	1,020	1,114
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	775	787
04-R3, A1 144A 6.500%, 2/25/35(4)	481	489
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	50	49
RAAC 05-SP1, 2A2 5.250%, 9/25/34	5	5
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	102	105
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	75	76
Residential Asset Securitization Trust 04-A4, A5 5.500%, 8/25/34	5	5
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36	51	45
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	77	80
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	1,275	1,428
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	970	1,047
07-C33, A4 6.098%, 2/15/51(3)	1,160	1,285
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	52	53
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	19	19
06-9, 1A15 6.000%, 8/25/36	16	16
07-16, 1A7 6.000%, 12/28/37	368	347

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,422)		24,590

ASSET-BACKED SECURITIES—3.4%

Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	62	62
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	677	661
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	300	263

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	$100	$101
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37(3)	1,000	1,001
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	881	909
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	90	95
Daimler Chrysler Auto Trust 08-B, A4A, 5.320%, 11/10/14	10	10
DT Auto Owner Trust 11-2A, C 144A 3.050%, 2/16/16(4)	175	175
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	265
GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	230	154
06-HE3, A2 5.750%, 10/25/36(3)	134	89
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	883	848
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15	640	641
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	13	12
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)	225	104
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	415	404
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	221
SVO MOI Mortgage Corp. 10-AA, A ,144A 3.650%, 7/20/27(4)	79	80
Terwin Mortgage Trust 04-15AL, A1 144A 5.818%, 7/25/34(3)(4)	340	299
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	25	26
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	415	433

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,960)		6,853

CORPORATE BONDS AND NOTES—52.3%

Consumer Discretionary—6.5%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	260	292

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Boyd Gaming Corp. 9.125%, 12/1/18	$210		$220
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	350		265
Chrysler Group LLC / Chrysler Group, Inc. 8.000%, 6/15/19	500		505
Citycenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	189		200
Clear Channel Communications, Inc. 9.000%, 3/1/21	500		452
CSC Holdings LLC 144A 6.750%, 11/15/21(4)	450		471
Dana Holding Corp. 6.500%, 2/15/19	65		69
DISH DBS Corp. 7.125%, 2/1/16	315		350
Gap, Inc. (The) 5.950%, 4/12/21	300		303
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	160	CAD	166
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	250		248
Hyatt Hotels Corp. 5.375%, 8/15/21	400		427
International Game Technology
7.500%, 6/15/19	160		187
5.500%, 6/15/20	125		133
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	330		299
Isle of Capri Casinos, Inc. 7.000%, 3/1/14	350		350
JO-ANN Stores Inc. 144A 8.125%, 3/15/19(4)	500		505
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	40		45
Landry’s Restaurants, Inc. 11.625%, 12/1/15	140		157
Mediacom LLC / Mediacom Capital Corp. 144A 7.250%, 2/15/22(4)	305		310
Mediacom LLC/Mediacom Capital Corp. 9.125%, 8/15/19	250		273
MGM Resorts International
7.500%, 6/1/16	375		388
7.625%, 1/15/17	350		363
Mobile Mini, Inc. 6.875%, 5/1/15	270		274
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	400		382
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	849		883
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		137
Penn National Gaming, Inc. 8.750%, 8/15/19	550		620
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200		200
Polymer Group, Inc. 7.750%, 2/1/19	92		97

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Production Resource Group, Inc. 144A 8.875%, 5/1/19(4)	$250	$213
QVC, Inc.
144A 7.125%, 4/15/17(4)	50	53
144A 7.500%, 10/1/19(4)	770	849
Scientific Games International, Inc. 9.250%, 6/15/19	260	289
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	55	57
Toys “R” Us Property Co. II LLC 8.500%, 12/1/17	400	419
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	80	89
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	250	287
United Rentals North America, Inc. 10.875%, 6/15/16	280	318
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	100	105
Wyndham Worldwide Corp.
5.750%, 2/1/18	15	17
7.375%, 3/1/20	395	476
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	450	493

		13,236

Consumer Staples—0.9%
American Achievement Corp. 144A 10.875%, 4/15/16(4)	335	245
Bumble Bee Acquisition Corp. 144A 9.000%, 12/15/17(4)	69	71
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	250	305
Cencosud SA 144A 5.500%, 1/20/21(4)	450	475
Dean Holding Co. 6.900%, 10/15/17	50	50
Flowers Foods, Inc. 4.375%, 4/1/22	430	428
Rite Aid Corp. 8.000%, 8/15/20	110	127
SABMiller plc 144A 6.625%, 8/15/33(4)	75	92

		1,793

Energy—7.6%
Afren plc 144A 11.500%, 2/1/16(4)	475	519
Anadarko Petroleum Corp. 8.700%, 3/15/19	75	98
Antero Resources Finance Corp. 9.375%, 12/1/17	250	272
Bill Barrett Corp. 7.625%, 10/1/19	500	510
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 144A 7.875%, 4/15/22(4)	465	477

	PAR VALUE	VALUE
Energy—(continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	$213	$223
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	215	227
Chesapeake Energy Corp. 6.625%, 8/15/20	200	204
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.250%, 12/15/17	80	82
Coffeyville Resources LLC / Coffeyville Finance, Inc. 144A 10.875%, 4/1/17(4)	500	565
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	85	89
Energy Partners Ltd. 8.250%, 2/15/18	500	507
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	544
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	730	706
Frontier Oil Corp. 6.875%, 11/15/18	195	204
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)	505	592
144A 6.510%, 3/7/22(4)	520	567
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	216	227
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	375	395
KazMunaiGas National Co. 144A 8.375%, 7/2/13(4)	100	107
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	112	110
Lukoil International Finance BV
144A 6.375%, 11/5/14(4)	100	108
144A 7.250%, 11/5/19(4)	300	340
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	285	285
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	100	97
Petrobras International Finance Co. 5.375%, 1/27/21	355	382
Petrohawk Energy Corp. 10.500%, 8/1/14	1,000	1,119
Petroleos de Venezuela SA RegS 5.250%, 4/12/17(5)	1,535	1,178
Petroleos Mexicanos 5.500%, 1/21/21	350	386
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(2)(4)(10)	500	197
Pioneer Drilling Co.
9.875%, 3/15/18	125	133
144A 9.875%, 3/15/18(4)	95	101
Pride International, Inc. 8.500%, 6/15/19	605	795
Samson Investment Co. 144A 9.750%, 2/15/20(4)	360	365
SESI LLC 6.375%, 5/1/19	126	134

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Swift Energy Co. 8.875%, 1/15/20	$500	$547
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(4)	500	510
Transocean, Inc. 6.375%, 12/15/21	190	214
Venoco, Inc.
11.500%, 10/1/17	400	418
8.875%, 2/15/19	225	207
Weatherford International Ltd. 9.625%, 3/1/19	567	751

		15,492

Financials—21.5%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12(4)	250	253
ABN Amro Bank NV 144A 4.250%, 2/2/17(4)	500	507
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	100	100
Air Lease Corp. 144A 5.625%, 4/1/17(4)	505	506
Aircastle Ltd. 144A 7.625%, 4/15/20(4)	340	340
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)	575	609
Allstate Corp. 6.125%, 5/15/37(3)	1,390	1,364
Ally Financial, Inc. 8.000%, 3/15/20	350	390
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	500	506
American International Group, Inc. 8.175%, 5/15/58(3)	650	688
Assurant, Inc.
5.625%, 2/15/14	75	79
6.750%, 2/15/34	75	79
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	443
Banco Bradesco SA/Cayman Island 144A 5.900%, 1/16/21(4)	600	621
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	400	412
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)	300	305
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	100	102
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	450	491
Bank of America Corp. 5.420%, 3/15/17	600	613
Barclays Bank plc
144A 5.926% (3)(4)(6)(7)	600	555
144A 6.050%, 12/4/17(4)	435	447

	PAR VALUE	VALUE
Financials—(continued)
Brandywine Operating Partnership LP 7.500%, 5/15/15	$70	$78
Capital One Capital IV 8.875%(7)	400	402
Chubb Corp. 6.375%, 3/29/67(3)	1,390	1,435
CIT Group, Inc.
144A 7.000%, 5/2/16(4)	300	302
5.250%, 3/15/18	550	562
Citigroup, Inc.
4.875%, 5/7/15	750	778
5.500%, 2/15/17	525	551
City National Corp. 5.250%, 9/15/20	425	427
Discover Bank 7.000%, 4/15/20	550	631
DuPont Fabros Technology LP 8.500%, 12/15/17	300	332
Equity One, Inc. 6.250%, 12/15/14	40	43
Export-Import Bank of Korea 5.000%, 4/11/22	450	475
Fidelity National Financial, Inc. 6.600%, 5/15/17	600	635
Fifth Third Bancorp 4.500%, 6/1/18	305	320
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	500	498
First Horizon National Corp. 5.375%, 12/15/15	50	53
First Niagara Financial Group, Inc. 6.750%, 3/19/20	375	411
First Tennessee Bank N.A. 5.650%(7)	485	496
Ford Motor Credit Co. LLC 8.000%, 6/1/14	735	809
Genworth Financial, Inc.
5.750%, 6/15/14	485	504
7.625%, 9/24/21	465	481
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	950	736
Hana Bank 144A 4.500%, 10/30/15(4)	200	211
HBOS plc 144A 6.750%, 5/21/18(4)	200	188
Hudson United Bank 7.000%, 5/15/12	80	81
Huntington Bancshares, Inc. 7.000%, 12/15/20	280	316
Huntington National Bank (The) 6.600%, 6/15/18	250	267
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	109
ICICI Bank Ltd.
144A 5.750%, 11/16/20(4)	325	319
144A 6.375%, 4/30/22(3)(4)	625	587
ING Bank NV 144A 5.000%, 6/9/21(4)	400	406
International Lease Finance Corp.
5.650%, 6/1/14	350	358
6.250%, 5/15/19	605	597
Kazkommerts Bank International BV

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
RegS 8.500%, 4/16/13(5)	$500		$506
RegS 8.000%, 11/3/15(5)	1,000		965
Kingsway America, Inc. 7.500%, 2/1/14	125		121
Korea Finance Corp. 4.625%, 11/16/21	400		408
Liberty Mutual Group, Inc. 144A 7.000%, 3/15/34(4)	150		163
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)	25		31
Lincoln National Corp. 6.050%, 4/20/67(3)	365		340
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	400		360
Lloyds TSB Bank plc
144A 4.375%, 1/12/15(4)	100		103
144A 6.500%, 9/14/20(4)	600		593
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	750		754
Magnesita Finance Ltd. 144A 8.625%(4)(6)(7)	250		250
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,250	BRL	688
National Retail Properties, Inc. 5.500%, 7/15/21	400		416
NYMAGIC, Inc. 6.500%, 3/15/14	150		140
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	880		935
ORIX Corp. 5.000%, 1/12/16	343		361
ProLogis LP 7.625%, 8/15/14	75		83
Prudential Financial, Inc. 8.875%(3)(7)	550		649
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		502
Regions Bank 7.500%, 5/15/18	500		571
Regions Financial Corp.
RegS 7.750%, 11/10/14(5)	225		247
5.750%, 6/15/15	200		210
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(7)	1,250		1,300
Royal Bank of Scotland Group plc (The) 7.648%(3)(6)(7)	450		384
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	385		400
3.950%, 9/21/15	35		35
5.625%, 8/24/20	750		773
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 9.000%, 6/11/14(4)	120		133
144A 6.299%, 5/15/17(4)	715		758
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	100		98
Sberbank of Russia / Sberbank Capital SA 144A 6.125%, 2/7/22(4)	550		564

	PAR VALUE	VALUE
Financials—(continued)
Shinhan Bank 144A 4.375%, 7/27/17(4)	$450	$474
SLM Corp.
5.082%, 1/31/14(3)	50	52
6.250%, 1/25/16	650	676
Societe Generale SA 144A 5.922% (3)(4)(6)(8)	550	448
Sovereign Bank 8.750%, 5/30/18	600	702
Spansion LLC 7.875%, 11/15/17	300	291
Springleaf Finance Corp. 5.400%, 12/1/15	650	541
SunTrust Bank, Inc. 5.400%, 4/1/20	250	254
United Rentals Financing Escrow Corp.
144A 5.750%, 7/15/18(4)	5	5
144A 7.375%, 5/15/20(4)	115	118
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	466	466
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(4)	500	541
Webster Financial Corp. 5.125%, 4/15/14	230	227
XL Group plc 5.250%, 9/15/14	85	90
XLIT Ltd. 5.750%, 10/1/21	405	441
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	455	466
Zions Bancorp
7.750%, 9/23/14	145	159
4.500%, 3/27/17	235	233

		43,833

Health Care—0.6%
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(4)	275	288
Mylan, Inc. 144A 7.625%, 7/15/17(4)	113	125
Omnicare, Inc. 7.750%, 6/1/20	185	206
Patheon, Inc. 144A 8.625%, 4/15/17(4)	10	9
Rotech Healthcare, Inc.
10.750%, 10/15/15	75	75
10.500%, 3/15/18	315	210
Symbion, Inc. 8.000%, 6/15/16	189	188
U.S. Oncology, Inc. 0.000%, 2/16/49(11)	437	0
Universal Health Services, Inc. 7.000%, 10/1/18	135	145

		1,246

Industrials—5.5%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	630

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
America West Airlines 200-1 Pass-Through-Trust 00-1G 8.057%, 7/2/20	$49	$50
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	221	231
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	300	301
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	325	324
Continental Airlines, Inc. Pass-Through-Trust 98-1, A, 6.648%, 9/15/17	565	591
Deluxe Corp. 7.000%, 3/15/19	510	530
Dematic SA 144A 8.750%, 5/1/16(4)	525	549
GATX Corp. 4.750%, 5/15/15	60	64
General Cable Corp. 7.125%, 4/1/17	500	517
Iron Mountain, Inc. 7.750%, 10/1/19	500	549
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	395	413
Kennametal, Inc. 7.200%, 6/15/12	225	228
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	500	544
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	165	155
Marquette Transportation Co. / Marquette Transportation Finance Corp. 10.875%, 1/15/17	125	132
Masco Corp. 5.950%, 3/15/22	975	977
Nortek, Inc. 8.500%, 4/15/21	500	497
Owens Corning, Inc. 6.500%, 12/1/16	745	828
Pactiv LLC 8.125%, 6/15/17	1,065	985
Steelcase, Inc. 6.375%, 2/15/21	675	693
Teekay Corp. 8.500%, 1/15/20	225	235
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	515
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	600	672

		11,210

Information Technology—1.7%
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	275	290
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	555	581
CDW LLC / CDW Finance Corp. 8.500%, 4/1/19	575	614
CommScope, Inc. 144A 8.250%, 1/15/19(4)	520	556
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	75	82
Earthlink, Inc. 8.875%, 5/15/19	200	195
Equinix, Inc. 7.000%, 7/15/21	200	220
iGATE Corp. 9.000%, 5/1/16	600	655
Jabil Circuit, Inc. 7.750%, 7/15/16	48	55

	PAR VALUE	VALUE
Information Technology—(continued)
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	$350	$290

		3,538

Materials—4.2%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	340	392
APERAM 144A 7.375%, 4/1/16(4)	250	246
Arcelormittal 6.250%, 2/25/22	575	581
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(4)	550	579
Berry Plastics Corp. 9.500%, 5/15/18	185	197
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	490	513
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	44	47
Carpenter Technology Corp. 5.200%, 7/15/21	425	415
Cascades, Inc. 7.875%, 1/15/20	550	546
Catalyst Paper Corp. 7.375%, 3/1/14(2)(10)	905	18
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	400	409
Commercial Metals Co. 7.350%, 8/15/18	140	145
Edgen Murray Corp. 12.250%, 1/15/15	350	359
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200	230
Hanson Australia Funding Ltd. 5.250%, 3/15/13	125	128
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)	500	517
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	550	517
Severstal OAO / Steel Capital SA 144A 6.700%, 10/25/17(4)	500	508
United States Steel Corp. 7.500%, 3/15/22	405	407
Vale Overseas Ltd. 4.375%, 1/11/22	525	527
Vedanta Resources plc
144A 8.750%, 1/15/14(4)	100	104
144A 9.500%, 7/18/18(4)	625	637
Verso Paper Holdings LLC / Verso Paper, Inc. Series B, 11.375%, 8/1/16	850	546

		8,568

Telecommunication Services—2.8%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	12	10
Centurylink, Inc. 5.800%, 3/15/22	350	342
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	75	78
144A 3.214%, 8/15/15(4)	50	51

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
144A 5.495%, 1/15/17(4)	$85	$93
144A 4.883%, 8/15/20(4)	500	514
Embarq Corp. 6.738%, 6/1/13	50	54
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	422
Nextel Communications, Inc.
Series E 6.875%, 10/31/13	235	236
Series D 7.375%, 8/1/15	1,075	1,043
Qwest Corp. 8.375%, 5/1/16	300	358
SBA Tower Trust 144A 4.254%, 4/15/15(4)	115	120
Telecom Italia Capital SA
6.175%, 6/18/14	100	105
7.175%, 6/18/19	200	213
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	245	252
Vimpel Communications OJSC (VIP Finance Ireland Ltd.)
144A 8.375%, 4/30/13(4)	100	105
144A 9.125%, 4/30/18(4)	250	274
West Corp. 7.875%, 1/15/19	420	449
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	350	347
Windstream Corp. 7.750%, 10/15/20	650	699

		5,765

Utilities—1.0%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)	290	291
Calpine Corp. 144A 7.875%, 1/15/23(4)	250	271
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	135	159
Israel Electric Corp., Ltd. 144A 7.250%, 1/15/19(4)	345	352
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	516
Midwest Generation LLC Series B 8.560%, 1/2/16	124	118
NRG Energy, Inc. 7.625%, 1/15/18	95	96
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	150	160
Texas Competitive Electric Holdings Co., LLC/Texas Competitive Electric Holdings Finance, Inc. Series A 10.250%, 11/1/15	396	92

		2,055

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $103,393)		106,736

	PAR VALUE		VALUE
CONVERTIBLE BONDS—0.2%
Transocean, Inc. Series C, 1.500%, 12/15/37	$500		$495

TOTAL CONVERTIBLE BONDS (Identified Cost $483)			495

LOAN AGREEMENTS(3)—14.9%

Consumer Discretionary—5.2%
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	735		752
AMF Bowling Worldwide, Inc. Tranche B, 2.741%, 6/7/13	824		767
Bourland & Leverich Supply Co. LLC 11.250%, 8/19/15	251		266
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	495		500
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	29		30
Tranche B, 9.500%, 4/25/17	300		297
Tranche B-4, 9.500%, 1/28/18	337		306
Cengage Learning Acquisitions, Inc. 2.400%, 7/3/14	790		730
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	248		252
Clear Channel Communications, Inc. Tranche A, 3.641%, 7/30/14	217		201
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	350		354
Focus Brands, Inc. 6.750%, 2/21/18	468		470
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	408	CAD	407
Getty Images, Inc. 5.250%, 11/7/16	255		256
Guitar Center, Inc. 5.730%, 4/9/17	225		214
HHI Holdings LLC 7.375%, 3/21/17	248		249
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	200		203
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.242%, 2/1/14	90		89
Kalispel Tribal Economic Authority 7.500%, 2/25/17	479		463
Landry’s Restaurants, Inc. 0.000%, 12/1/14	417		418
Nielsen Finance LLC Tranche B, 3.993%, 5/2/16	420		422

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Ozburn-Hessey Holding Co., LLC First Lien 8.375%, 4/8/16	$284	$251
Radio One, Inc. 7.500%, 3/31/16	223	222
Revel AC, Inc. Tranche B, 9.000%, 2/17/17	258	256
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	272	262
SRAM LLC Second Lien, 8.500%, 12/7/18	200	202
TI Group Automotive Systems LLC 0.000%, 3/14/18	226	227
Toys “R” Us, Inc. 6.000%, 9/1/16	49	49
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	275	277
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	706	691
Vision Solutions, Inc. Fierst Lien, 6.000%, 7/23/16	442	440

		10,523

Consumer Staples—0.6%
Del Monte Foods Co. First Lien 6.000%, 3/8/18	113	112
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	409	409
Spectrum Brands Holdings, Inc. 8.125%, 6/17/16	539	542
U.S. Foodservice, Inc. 5.750%, 3/31/17	248	247

		1,310

Financials—0.8%
Asurion LLC (Asurion Corp.) Second Lien, 9.375%, 5/24/19	350	355
Fortress Invest Group LLC (FIG) 0.000%, 10/7/15	32	32
International Lease Finance Corp. (Delos Aircraft, Inc.) Tranche A, 0.000%, 3/17/16	70	70
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	465	465
MMM Holdings, Inc. Tranche B, 0.000%, 3/20/17	150	150
Ocwen Financial Corp. 7.000%, 9/1/16	215	216
Pinnacle Foods Finance LLC 3.081%, 4/2/14	44	44
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	45	41
Walter Investments, Inc. First Lien, 7.750%, 6/30/16	290	291

		1,664

Health Care—1.3%
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) 5.500%, 2/10/17	410	407

	PAR VALUE	VALUE
Health Care—(continued)
Ardent Health Services LLC 6.500%, 9/15/15	$490	$489
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	246	234
Medical Card Systems, Inc. 12.000%, 9/17/15(9)	347	286
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	22	22
Res-Care, Inc. Tranche B, 7.750%, 12/22/16	494	494
Sheridan Healthcare, Inc. Tranche B, 3.991%, 6/13/14	99	97
Smile Brands, Inc. Tranche B, 7.000%, 12/21/17	370	370
Surgery Center Holdings, Inc. 6.500%, 2/6/17	128	121
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	44	44

		2,564

Industrials—1.3%
Alliance Laundry Holdings LLC 6.500%, 9/30/16	512	513
Brock Holdings III, Inc. Second Lien, 10.000%, 3/16/18	265	259
Building Materials Holdings Corp. Second Lien 8.000%, 1/5/15(9)	52	45
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	101	103
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.779%, 6/30/14	750	700
Holdings Gaming Borrower LP Tranche B-1, 12.000%, 6/30/15	322	337
Intelligrated, Inc. First Lien 7.500%, 2/17/17	469	469
North American Chemical Corp. (NAMM Holdings, Inc.) 8.500%, 4/4/17	150	145
Vertrue LLC First Lien 7.250%, 8/16/14(2)(10)	169	62

		2,633

Information Technology—3.8%
Applied Systems, Inc. Second Lien, 9.250%, 6/8/17	333	332
Avaya, Inc.
Tranche B-1, 3.241%, 10/24/14	270	262
Tranche B-3 3.241%, 10/26/17	542	524
AVG Technologies N.V. 8.250%, 3/15/16	383	376
DataTel, Inc. 0.000%, 7/19/18	300	305
DynCorp International LLC 6.250%, 7/7/16	293	293
Fibertech Networks LLC (Firefox Merger Sub LLC) 6.750%, 11/30/16	140	141

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
First Data Corp.
Tranche B-3, 5.242%, 9/24/14	$365	$352
Tranche B-1, 5.242%, 9/24/14	255	246
Tranche 2017, 5.242%, 3/24/17	442	424
Freescale Semiconductor, Inc. Tranche B-1, 4.494%, 12/1/16	472	460
Infor Enterprise Solutions Holdings, Inc. (Magellan Holdings, Inc.)
Tranche DD, 6.491%, 3/2/14	174	174
Tranche DD, 6.491%, 3/2/14	301	300
Instant Web, Inc.
Tranche DD, 3.616%, 8/7/14	402	364
Tranche DD, 3.616%, 8/7/14	42	38
Lawson Software, Inc. (SoftBrands, Inc.)
6.750%, 7/5/17	299	300
0.000%, 3/16/18	800	805
Novell, Inc. (Attachmate Corp.) First Lien, 6.500%, 4/27/17	536	534
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	249	220
SonicWALL, Inc. First Lien 0.000%, 1/23/16	198	199
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	217	214
Spansion LLC 4.750%, 2/9/15	282	282
SRA International, Inc. 6.500%, 7/20/18	363	363
Wall Street Systems, Inc. Second Lien, 9.000%, 6/20/18	335	337

		7,845

Materials—0.6%
Anchor Glass Container Corp.
First Lien, 6.000%, 3/2/16	48	48
Second Lien, 10.000%, 9/2/16	50	50
AZ Chem US, Inc. 7.250%, 12/22/17	378	384
Berry Plastics Group, Inc. Tranche C, 2.242%, 4/3/15	141	137
CPG International, Inc. Tranche B, 6.000%, 2/18/17	263	253
New Sunward Holding BV Tranche B, 4.742%, 2/14/14	396	364

		1,236

	PAR VALUE	VALUE
Telecommunication Services—1.2%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	$300	$298
Presidio, Inc. 0.000%, 3/31/17	225	228
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) First Lien 5.250%, 5/31/17	357	355
U.S. TelePacific Corp. 5.750%, 2/23/17	271	259
Univision Communications, Inc. First Lien 4.491%, 3/31/17	1,342	1,247

		2,387

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 4.743%, 10/10/17	465	260

TOTAL LOAN AGREEMENTS (Identified Cost $30,510)		30,422

	SHARES	VALUE
PREFERRED STOCK—2.4%

Financials—2.1%
Ally Financial, Inc. 144A 7.000%(4)	439	366
Ally Financial, Inc. Series A, 8.500%	20,000	434
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.920%(3)	380	291
Banco do Brasil S.A. 144A 8.500%(3)(4)	200	230
Bank of America Corp. Series K, 8.000%(3)	625	641
Citigroup Capital XVII Series E 6.350%	7,850	191
FNMA Series S, 8.250%	63	85
JPMorgan Chase & Co. Series 17.900%(3)	525	575
PNC Financial Services Group, Inc. Series K 8.250%(3)	650	667
Saul Centers, Inc. Series A 8.000%	425	11
UOB Cayman Ltd. 144A 5.80%(3)(4)	700	698
Zions Bancorporation, Series C, ADR 9.500%	5,000	130

		4,319

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20	540

TOTAL PREFERRED STOCK (Identified Cost $5,504)		4,859

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—0.1%

Consumer Discretionary—0.0%
Mark IV Industries(2)	828	$29

Financials—0.1%
CIT Group, Inc.(2)	1,257	52

Industrials—0.0%
Building Materials Holding Corp.(2)(9)	27,113	45

TOTAL COMMON STOCKS (Identified Cost $93)		126

TOTAL LONG TERM INVESTMENTS—96.1% (Identified cost $188,341)		196,206

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	7,037,891	7,038

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,038)		7,038

TOTAL INVESTMENTS—99.5% (Identified Cost $195,379)		203,244	(1)

Other assets and liabilities, net—0.5%		993

NET ASSETS—100.0%		$204,237

Abbreviations:

ADR	American Depositary Receipt
ADS	American Depositary Share
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company.
NATL	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SBA	Small Business Administration

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $51,433 or 25.2% of net assets.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.

(8)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(9)	Illiquid security.
(10)	Security in default.
(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(12)	Amounts are less than $500 (not reported in 000s).

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	72%
Brazil	3
United Kingdom	3
Argentina	2
Canada	2
Russia	2
Venezuela	1
Other	15

Total	100%

†	% of total investments as of March 31, 2012

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks
Beginning Balance December 31, 2011:	$137	$47	$54	$36
Accrued Discount/(Premium)	4	—	4
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	8	(29)	4	33
Purchases	5	—	—	5
(Sales)(b)	—	—	—	—
Transfers Into Level 3 (a)	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—

Ending Balance March 31, 2012:	$154	$18	$62	$74

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.

None of the securities in this table are internally fair valued

Virtus Premium AlphaSectorTM Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—92.7%

Consumer Discretionary Select Sector SPDR Fund	4,370	$197
Consumer Staples Select Sector SPDR Fund	5,790	197
Financial Select Sector SPDR Fund	12,500	197
Health Care Select Sector SPDR Fund	5,340	201
Industrial Select Sector SPDR Fund	5,260	197
Technology Select Sector SPDR Fund	6,510	196
Utilities Select Sector SPDR Fund	5,640	198

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,270)		1,383

TOTAL LONG TERM INVESTMENTS—92.7% (Identified cost $1,270)		1,383

SHORT-TERM INVESTMENTS—1.9%

Money Market Mutual Funds—1.9%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	28,953	29

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $29)		29

TOTAL INVESTMENTS—94.6% (Identified Cost $1,299)		1,412	(1)

Other assets and liabilities, net—5.4%		81

NET ASSETS—100.0%		$1,493

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus Premium AlphaSector Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Funds	$1,383	$1,383
Short-term Investments	29	29

Total Investments	$1,412	$1,412

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%

REAL ESTATE INVESTMENT TRUSTS—98.1%

DIVERSIFIED—4.4%
Digital Realty Trust, Inc.	22,054	$1,631
Vornado Realty Trust	37,536	3,161

		4,792

HEALTH CARE—11.4%
HCP, Inc.	77,946	3,076
Health Care REIT, Inc.	66,715	3,666
Ventas, Inc.	102,366	5,845

		12,587

INDUSTRIAL/OFFICE—19.3%

Industrial—4.3%
DCT Industrial Trust, Inc.	46,234	273
Prologis, Inc.	124,337	4,479

		4,752

Mixed—1.2%
Duke Realty Corp.	95,630	1,371

Office—13.8%
Alexandria Real Estate Equities, Inc.	10,711	783
BioMed Realty Trust, Inc.	116,255	2,207
Boston Properties, Inc.	48,114	5,051
Douglas Emmett, Inc.	4,764	109
Kilroy Realty Corp.	96,233	4,485
SL Green Realty Corp.	32,321	2,507

		15,142

		21,265

LODGING/RESORTS—5.4%
Host Hotels & Resorts, Inc.	230,674	3,788
LaSalle Hotel Properties	77,013	2,167

		5,955

RESIDENTIAL—23.2%

Apartments—21.0%
Apartment Investment & Management Co. Class A	85,399	2,255
AvalonBay Communities, Inc.	31,108	4,397
BRE Properties, Inc.	32,906	1,663
Camden Property Trust	45,100	2,965
Campus Crest Communities, Inc.	15,143	177

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
Equity Residential	101,859	$6,379
Essex Property Trust, Inc.	19,961	3,024
UDR, Inc.	85,877	2,294

		23,154

Manufactured Homes—2.2%
Equity Lifestyle Properties, Inc.	34,016	2,372

		25,526

RETAIL—24.6%

Regional Malls—18.2%
General Growth Properties, Inc.	162,121	2,754
Macerich Co. (The)	21,897	1,265
Simon Property Group, Inc.	84,906	12,369
Taubman Centers, Inc.	50,478	3,682

		20,070

Shopping Centers—6.4%
DDR Corp.	138,153	2,017
Kimco Realty Corp.	117,084	2,255
Regency Centers Corp.	17,200	765
Weingarten Realty Investors	76,370	2,019

		7,056

		27,126

SELF STORAGE—9.8%
CubeSmart	79,862	950
Extra Space Storage, Inc.	130,330	3,752
Public Storage	43,567	6,020

		10,722

TOTAL COMMON STOCKS (Identified cost $54,789)		107,973

TOTAL LONG TERM INVESTMENTS—98.1% (Identified cost $54,789)		107,973

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	1,562,011	1,562

TOTAL SHORT-TERM INVESTMENTS (Identified cost $1,562)		1,562

1

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Total Investments—99.5% (Identified cost $56,351)	109,535	(1)
Other assets and liabilities, net—0.5%	581

NET ASSETS—100.0%	$110,116

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

Virtus Real Estate Securities Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equities:
Common Stocks	$107,973	$107,973
Short-Term Investments	1,562	1,562

Total Investments	$109,535	$109,535

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%

Consumer Discretionary—15.1%
Aaron’s, Inc.(2)	62,200	$1,611
Hibbett Sports, Inc.(2)	47,300	2,580
Morningstar, Inc.	33,300	2,099
Pool Corp.	102,800	3,847

		10,137

Consumer Staples—3.5%
PriceSmart, Inc.	32,000	2,330

Financials—9.4%
Cohen & Steers, Inc.	109,300	3,486
Financial Engines, Inc.(2)	126,200	2,822

		6,308

Health Care—21.5%
Abaxis, Inc.(2)	82,200	2,395
National Research Corp.	95,668	4,108
Quality Systems, Inc.	25,300	1,106
Sirona Dental Systems, Inc.(2)	72,300	3,726
Techne Corp.	44,600	3,127

		14,462

Industrials—14.4%
Aaon, Inc.	109,500	2,211
Copart, Inc.(2)	146,200	3,811
Heartland Express, Inc.	102,000	1,475
HEICO Corp. Class A	32,650	1,311
Omega Flex, Inc.(2)	71,100	903

		9,711

Information Technology—34.9%
ANSYS, Inc.(2)	65,600	4,265
Blackbaud, Inc.	33,400	1,110
ClickSoftware Technologies Ltd.	205,000	2,599
FactSet Research Systems, Inc.	7,200	713
FLIR Systems, Inc.	100,300	2,539
Hittite Microwave Corp.(2)	60,500	3,286
MercadoLibre, Inc.	31,000	3,031
Mesa Laboratories, Inc.	6,586	324
NVE Corp.(2)	38,000	2,014

	SHARES	VALUE
Information Technology—(continued)
ScanSource, Inc.(2)	96,800	$3,613

		23,494

TOTAL COMMON STOCKS (Identified Cost $54,166)		66,442

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $54,166)		66,442

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	971,721	972

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $972)		972

TOTAL INVESTMENTS—100.2% (Identified Cost $55,138)		67,414	(1)
Other assets and liabilities, net—(0.2)%		(116)

NET ASSETS—100.0%		$67,298

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Argentina	4
Israel	4

Total	100%

†	% of total investments as of March 31, 2012

2

Virtus Small-Cap Growth Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$66,442	$66,442
Short-Term Investments	972	972

Total Investments	$67,414	$67,414

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Value Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%

Consumer Discretionary—14.1%
Hillenbrand, Inc.	306,000	$7,023
John Wiley & Sons, Inc. Class A	140,000	6,663
Tempur-Pedic International, Inc.(2)	66,900	5,648

		19,334

Consumer Staples—7.0%
National Beverage Corp.(2)	160,700	2,578
WD-40 Co.	155,700	7,061

		9,639

Energy—6.7%
CARBO Ceramics, Inc.	28,500	3,005
World Fuel Services Corp.	151,500	6,212

		9,217

Financials—20.3%
Ares Capital Corp.	368,600	6,027
Entertainment Properties Trust	75,500	3,502
Federated Investors, Inc. Class B	211,900	4,749
First Cash Financial Services, Inc.(2)	158,100	6,781
Golub Capital BDC, Inc.	82,000	1,252
RLI Corp.	77,800	5,573

		27,884

Health Care—6.5%
Owens & Minor, Inc.	217,800	6,623
Young Innovations, Inc.	72,323	2,236

		8,859

Industrials—21.0%
CLARCOR, Inc.	91,200	4,477
Corporate Executive Board Co. (The)	70,000	3,011
Graco, Inc.	125,600	6,664
Landstar System, Inc.	139,900	8,075
Lincoln Electric Holdings, Inc.	143,800	6,517

		28,744

Information Technology—21.0%
ADTRAN, Inc.	145,000	4,522
Badger Meter, Inc.	75,000	2,549
Cabot Microelectronics Corp.	62,000	2,411
Cass Information Systems, Inc.	102,269	4,086
Computer Services, Inc.	90,500	2,986
Jack Henry & Associates, Inc.	171,100	5,838

	SHARES	VALUE
Information Technology—(continued)
Syntel, Inc.	113,800	$6,373

		28,765

Materials—1.5%
Balchem Corp.	66,000	1,996

TOTAL COMMON STOCKS (Identified Cost $115,161)		134,438

TOTAL LONG TERM INVESTMENTS—98.1% (Identified cost $115,161)		134,438

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	2,680,128	2,680

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,680)		2,680

TOTAL INVESTMENTS—100.1% (Identified Cost $117,841)		137,118	(1)
Other assets and liabilities, net—(0.1)%		(148)

NET ASSETS—100.0%		$136,970

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Value Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$134,438	$134,438
Short-Term Investments	2,680	2,680

Total Investments	$137,118	$137,118

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.5%

U.S. Treasury Bond
4.250%, 11/15/40	$450		$528
3.750%, 8/15/41	400		431
3.125%, 11/15/41	1,500		1,433
U.S. Treasury Note 2.000%, 11/15/21	1,350		1,329

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,814)			3,721

MUNICIPAL BONDS—2.5%

California—1.2%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	1,000		1,037
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14	335		353
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13	430		442

			1,832

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105		115

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	140		144

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17	1,250		1,399

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	220		140

TOTAL MUNICIPAL BONDS (Identified Cost $3,392)			3,630

FOREIGN GOVERNMENT SECURITIES—0.9%

Bolivarian Republic of Venezuela RegS 9.250%, 9/15/27(5)	95		84
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	146	AUD	151
Series 118, 6.500%, 5/15/13	50	AUD	53

	PAR VALUE		VALUE
Commonwealth of Canada 2.000%, 9/1/12	$322	CAD	$324
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	197	NZD	168
Kingdom of Norway Series 470 6.500%, 5/15/13	359	NOK	66
Republic of Lithuania 144A 7.375%, 2/11/20(4)	150		176
Republic of Turkey 6.750%, 5/30/40	100		110
United Mexican States Series M, 6.000%, 6/18/15	1,475	MXN	119

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,174)			1,251

MORTGAGE-BACKED SECURITIES—10.4%

Agency—4.8%
FNMA
4.000%, 6/1/20	172		184
4.500%, 7/1/20	14		15
6.500%, 10/1/31	12		14
6.000%, 9/1/32	43		48
5.000%, 10/1/35	182		197
6.000%, 9/1/36	80		88
5.500%, 4/1/37	82		90
5.500%, 7/1/37	248		271
6.000%, 10/1/37	112		124
5.000%, 5/1/38	393		425
5.000%, 6/1/38	192		207
5.500%, 6/1/38	58		63
5.500%, 6/1/38	67		73
5.500%, 11/1/38	125		137
4.000%, 1/1/39	183		192
5.000%, 1/1/39	89		96
6.000%, 1/1/39	153		169
4.500%, 3/1/39	173		184
5.000%, 3/1/39	131		142
6.000%, 3/1/39	114		125
4.500%, 4/1/39	305		332
4.000%, 5/1/39	458		481
4.500%, 2/1/40	187		201
4.000%, 10/1/40	517		543
4.500%, 4/1/41	1,124		1,199
4.000%, 7/1/41	194		203
4.000%, 7/1/41	347		364
3.500%, 1/1/42	399		410
GNMA
6.500%, 11/15/23	51		58
6.500%, 12/15/23	7		8

1

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
6.500%, 2/15/24	$60	$69
6.500%, 6/15/28	90	105
6.500%, 7/15/31	45	53
6.500%, 11/15/31	46	53
6.500%, 2/15/32	52	60
6.500%, 4/15/32	50	59

		7,042

Non-Agency—5.6%
Bear Stearns Commercial Mortgage Securities 06-PW12, A4 5.902%, 9/11/38(3)	440	499
Bear Stearns Commercial Mortgage Securities, Inc. 07-PW18, AM 6.084%, 6/11/50(3)	550	578
Citigroup/Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.505%, 1/15/46(3)	590	653
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	260	263
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	175	179
GMAC Mortgage Corporation Loan Trust 04-AR1, 12A 3.288%, 6/25/34(3)	140	141
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.980%, 8/10/45(3)	240	266
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	283	288
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	315
06-CB17, AM 5.464%, 12/12/43	170	168
06-LDP7, AM 6.065%, 4/15/45(3)	125	135
07-LD12, A4 5.882%, 2/15/51(3)	425	476
Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	325	367
07-C6, A2 5.845%, 7/15/40	479	486
07-C7, A3 5.866%, 9/15/45(3)	700	793
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	125	135
Morgan Stanley Capital I 06-IQ12, A4 5.332%, 12/15/43	525	591
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	171	173
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	126	122

	PAR VALUE	VALUE
Non-Agency—(continued)
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	$675	$756
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 6.098%, 7/15/17(3)	425	471
07-C30, A5 5.342%, 12/15/43	285	308
05-C22, AM 5.493%, 12/15/44(3)	20	22

		8,185

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $13,714)		15,227

ASSET-BACKED SECURITIES—2.2%

Bayview Financial Acquisition Trust 06-A, 1A2 5.483%, 2/28/41(3)	168	166
Chrysler Financial Auto Securitization Trust 10-A, C 2.000%, 1/8/14	300	301
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	219
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	225	230
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	239	229
JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(3)	470	218
06-CW2, AF4 6.080%, 8/25/36(3)	530	244
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	268	248
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	91	88
Residential Funding Mortgage Securities II, Inc. 06-HSA1, A3 5.230%, 2/25/36(3)	792	532
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	240	241
11-2, C 3.280%, 6/15/16	100	101
10-B, C 144A 3.020%, 10/17/16(4)	250	248
Terwin Mortgage Trust 04-15AL, A1 144A 5.818%, 7/25/34(3)(4)	86	76
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	101	102

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,055)		3,243

2

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—18.4%

Consumer Discretionary—1.5%
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	$125	$138
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	90	97
Citycenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	42	44
CSC Holdings LLC 144A 6.750%, 11/15/21(4)	100	105
Dana Holding Corp. 6.500%, 2/15/19	10	11
DISH DBS Corp. 7.125%, 2/1/16	60	67
Gap, Inc. (The) 5.950%, 4/12/21	75	76
Hasbro, Inc. 6.300%, 9/15/17	200	227
Hyatt Hotels Corp. 5.375%, 8/15/21	100	107
International Game Technology 7.500%, 6/15/19	150	176
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)	100	105
Landry’s Acquisition Co. 144A 11.625%, 12/1/15(4)	25	28
Landry’s Restaurants, Inc. 11.625%, 12/1/15	83	93
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	160	170
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	272	282
Penn National Gaming, Inc. 8.750%, 8/15/19	85	96
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	40
Polymer Group, Inc. 7.750%, 2/1/19	16	17
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	15	15
Time Warner Cable, Inc. 5.850%, 5/1/17	130	152
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	25	26
Wyndham Worldwide Corp.
6.000%, 12/1/16	2	2
5.750%, 2/1/18	25	28
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.875%, 11/1/17	100	109

		2,211

Consumer Staples—0.5%
Cencosud SA 144A 5.500%, 1/20/21(4)	150	158
Flowers Foods, Inc. 4.375%, 4/1/22	120	120
Rite Aid Corp. 8.000%, 8/15/20	20	23
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	159

	PAR VALUE	VALUE
Consumer Staples—(continued)
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	$275	$317

		777

Energy—1.4%
Anadarko Petroleum Corp. 6.375%, 9/15/17	160	190
Bill Barrett Corp. 7.625%, 10/1/19	100	102
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 8.625%, 10/15/20	60	64
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	30	31
Coffeyville Resources LLC / Coffeyville Finance, Inc. 144A 10.875%, 4/1/17(4)	125	141
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	125	121
Frontier Oil Corp. 6.875%, 11/15/18	45	47
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)	35	37
HollyFrontier Corp. 9.875%, 6/15/17	12	14
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	20	20
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	198
Petrobras International Finance Co. 5.375%, 1/27/21	100	108
Petroleos de Venezuela SA RegS 5.250%, 4/12/17(5)	55	42
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(2)(4)(8)(9)	150	59
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(9)	143	147
Pioneer Drilling Co.
144A 9.875%, 3/15/18(4)	20	21
9.875%, 3/15/18	20	21
QEP Resources, Inc. 6.875%, 3/1/21	100	111
Samson Investment Co. 144A 9.750%, 2/15/20(4)	75	76
SESI LLC 6.375%, 5/1/19	80	85
Swift Energy Co. 7.125%, 6/1/17	175	182
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(4)	130	133
Transocean, Inc. 6.375%, 12/15/21	30	34
Weatherford International Ltd. 9.625%, 3/1/19	45	60

		2,044

3

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—9.1%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	$150	$157
Aflac, Inc. 8.500%, 5/15/19	100	130
Air Lease Corp. 144A 5.625%, 4/1/17(4)	115	115
Aircastle Ltd. 144A 7.625%, 4/15/20(4)	20	20
Ally Financial, Inc. Series 8, 6.750%, 12/1/14	49	52
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	75	76
American International Group, Inc. 4.875%, 9/15/16	100	106
Associated Banc Corp. 5.125%, 3/28/16	55	58
Assurant, Inc. 5.625%, 2/15/14	250	263
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	156
Banco Bradesco SA/Cayman Island 144A 5.900%, 1/16/21(4)	150	155
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	150	154
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	150	154
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)	100	102
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	100	102
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	130	142
Bank of America Corp. 5.650%, 5/1/18	400	427
Barclays Bank plc
5.200%, 7/10/14	140	148
144A 5.926%(3)(4)(6)(7)	100	92
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	250	301
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	135	144
Brandywine Operating Partnership LP 7.500%, 5/15/15	125	139
Capital One Capital IV 8.875%, 5/15/40(6)	100	100
Capital One Financial Corp. 6.150%, 9/1/16	125	137
CIT Group, Inc. 5.250%, 3/15/18	150	153
Citigroup, Inc.
5.000%, 9/15/14	40	41
4.875%, 5/7/15	150	156
5.500%, 2/15/17	45	47
City National Corp. 5.250%, 9/15/20	100	101
Credit Suisse 6.000%, 2/15/18	125	135
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	135

	PAR VALUE	VALUE
Financials—(continued)
Discover Bank 7.000%, 4/15/20	$250	$287
DNB Bank ASA 144A 3.200%, 4/3/17(4)	300	301
Equity One, Inc. 6.250%, 12/15/14	100	108
Export-Import Bank of Korea 5.875%, 1/14/15	100	109
Fidelity National Financial, Inc. 6.600%, 5/15/17	175	185
Fifth Third Bancorp 4.500%, 6/1/18	150	158
First Niagara Financial Group, Inc. 6.750%, 3/19/20	125	137
Ford Motor Credit Co. LLC 8.700%, 10/1/14	100	113
General Electric Capital Corp. 5.375%, 10/20/16	200	228
Genworth Financial, Inc.
5.750%, 6/15/14	125	130
7.625%, 9/24/21	90	93
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	135	105
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	178
Hana Bank 144A 4.500%, 10/30/15(4)	150	158
HCP, Inc.
3.750%, 2/1/19	60	60
5.375%, 2/1/21	60	65
Health Care REIT, Inc. 4.700%, 9/15/17	150	157
HRPT Properties Trust 5.750%, 11/1/15	275	287
HSBC Bank plc 144A 3.100%, 5/24/16(4)	150	153
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	90
Hutchison Whampoa International Ltd. 144A 4.625%, 1/13/22(4)	225	226
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	109
ICICI Bank Ltd. 144A 5.750%, 11/16/20(4)	125	123
International Lease Finance Corp. 6.250%, 5/15/19	96	95
Jefferies Group, Inc. 5.125%, 4/13/18	109	106
JPMorgan Chase & Co. 5.250%, 5/1/15	250	271
KeyBank NA 4.950%, 9/15/15	170	183
Kimco Realty Corp. 6.875%, 10/1/19	150	175
Korea Development Bank 4.375%, 8/10/15	100	105
Korea Finance Corp. 4.625%, 11/16/21	200	204
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	47
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	500	450
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	148
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	100

4

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Morgan Stanley
3.800%, 4/29/16	$150	$146
5.750%, 10/18/16	100	103
National Capital Trust II 144A 5.486%, 12/29/49(3)(4)	950	911
National Retail Properties, Inc. 5.500%, 7/15/21	150	156
Nordea Bank AB 144A 4.875%, 1/14/21(4)	200	213
ORIX Corp. 5.000%, 1/12/16	86	91
ProLogis LP
7.625%, 8/15/14	150	167
6.625%, 5/15/18	120	137
Prudential Financial, Inc. 8.875%, 6/15/38(3)(6)	50	59
Regions Financial Corp.
RegS 7.750%, 11/10/14(5)	50	55
5.750%, 6/15/15	55	58
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	100	104
3.950%, 9/21/15	50	51
5.625%, 8/24/20	150	155
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	145	142
Senior Housing Properties Trust 4.300%, 1/15/16	125	125
SLM Corp. 6.250%, 1/25/16	200	208
Societe Generale SA 144A 3.500%, 1/15/16(4)	105	103
Spansion LLC 7.875%, 11/15/17	100	97
Springleaf Finance Corp. 5.400%, 12/1/15	100	83
Unum Group 7.125%, 9/30/16	125	143
Vanguard Health Holding Co. II, LLC / Vanguard Holding Co. II, Inc. 7.750%, 2/1/19	56	56
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(4)	155	168
Webster Financial Corp. 5.125%, 4/15/14	65	64
XLIT Ltd. 5.750%, 10/1/21	95	104

		13,341

Health Care—0.6%
Aristotle Holding, Inc. 144A 3.900%, 2/15/22(4)	140	142
Healthsouth Corp. 7.250%, 10/1/18	90	97
Mylan, Inc. 144A 6.000%, 11/15/18(4)	100	105
Patheon, Inc. 144A 8.625%, 4/15/17(4)	20	17
Quest Diagnostics, Inc. 6.400%, 7/1/17	280	329
Universal Health Services, Inc.
7.125%, 6/30/16	24	27

	PAR VALUE	VALUE
Health Care—(continued)
7.000%, 10/1/18	$25	$27
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 7/15/16(4)	100	102

		846

Industrials—1.6%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	75	79
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	136	142
Bombardier, Inc. 144A 5.750%, 3/15/22(4)	85	83
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	100	100
Continental Airlines, Inc. Pass-Through-Trust
98-1, A, 6.648%, 9/15/17	260	272
01-1, A1, 6.703%, 6/15/21	63	67
Delta Air Lines, Inc. Pass-Through-Trust 11-1, A 5.300%, 4/15/19	325	346
Deluxe Corp. 7.000%, 3/15/19	60	62
Equifax, Inc. 6.300%, 7/1/17	240	275
Griffon Corp. 7.125%, 4/1/18	100	104
Iron Mountain, Inc. 7.750%, 10/1/19	100	110
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	110	115
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130	141
Owens Corning, Inc. 6.500%, 12/1/16	60	67
Steelcase, Inc. 6.375%, 2/15/21	150	154
Teekay Corp. 8.500%, 1/15/20	75	78
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	150	168

		2,363

Information Technology—0.6%
Amkor Technology, Inc. 6.625%, 6/1/21	100	104
Audatex North America, Inc. 144A 6.750%, 6/15/18(4)	50	53
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	250	262
CommScope, Inc. 144A 8.250%, 1/15/19(4)	65	70
Crown Castle Holdings GS V LLC / Crown Castle GS III Corp. 144A 7.750%, 5/1/17(4)	150	163
Earthlink, Inc. 8.875%, 5/15/19	100	97
Equinix, Inc. 7.000%, 7/15/21	40	44
iGATE Corp. 9.000%, 5/1/16	75	82
Intuit, Inc. 5.750%, 3/15/17	71	81

		956

5

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—1.5%
AbitibiBowater, Inc. 144A 10.250%, 10/15/18(4)	$62	$71
Alcoa, Inc. 5.400%, 4/15/21	150	155
Arcelormittal 6.250%, 2/25/22	160	162
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	10	11
Carpenter Technology Corp. 5.200%, 7/15/21	150	146
Cascades, Inc. 7.875%, 1/15/20	100	99
Catalyst Paper Corp. 7.375%, 3/1/14 (2)(8)	135	3
Celulosa Arauco 7.250%, 7/29/19	150	178
Cemex SAB de CV 144A 5.470%, 9/30/15(3)(4)	150	136
Commercial Metals Co. 7.350%, 8/15/18	170	176
CRH America, Inc.
6.000%, 9/30/16	255	278
8.125%, 7/15/18	150	177
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	115
Severstal OAO / Steel Capital SA 144A 6.700%, 10/25/17(4)(10)	100	102
Vale Overseas Ltd. 4.375%, 1/11/22	130	130
Xstrata Canada Corp. 5.500%, 6/15/17	260	291

		2,230

Telecommunication Services—0.9%
Axtel SAB de C.V. 144A 9.000%, 9/22/19(4)	38	31
Cincinnati Bell, Inc. 8.250%, 10/15/17	60	62
France Telecom SA 4.125%, 9/14/21	125	130
Qwest Corp. 6.500%, 6/1/17	143	162
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	235
Telecom Italia Capital SA 5.250%, 10/1/15	200	206
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	100	103
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(4)	125	137
West Corp. 7.875%, 1/15/19	100	107
Windstream Corp. 7.750%, 10/15/20	80	86

		1,259

Utilities—0.7%
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	90	90
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	118
Midwest Generation LLC Series B 8.560%, 1/2/16	92	88
NRG Energy, Inc. 7.625%, 5/15/19	100	97

	PAR VALUE	VALUE
Utilities—(continued)
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	$45	$48
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(9)	500	530

		971

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $25,698)		26,998

LOAN AGREEMENTS(3)—0.9%

Consumer Discretionary—0.3%
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	17	17
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	99	100
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	99	101
SRAM LLC First Lien, 4.750%, 6/7/18	30	31
TI Group Automotive Systems LLC 0.000%, 3/14/19	83	83
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	71	69

		401

Consumer Staples—0.1%
Del Monte Foods Co. First Lien 4.500%, 3/8/18	22	21
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	63	63
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	98	99

		183

Financials—0.1%
International Lease Finance Corp. (Delos Aircraft, Inc.) Tranche A, 7.000%, 3/17/16	8	9
iStar Financial, Inc. Tranche A-1, 5.000%, 6/28/13	58	58
MoneyGram International, Inc. 4.250%, 11/17/17	7	7
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	60	55
Walter Investments, Inc. First Lien, 7.750%, 6/30/16	39	39

		168

6

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—0.1%
Surgery Center Holdings, Inc. 6.500%, 2/6/17	$65	$62

Industrials—0.0%
Brock Holdings Ill, Inc. First Lien, 6.250%, 3/16/17	19	19

Information Technology—0.2%
Lawson Software 6.750%, 3/16/18	65	66
Lawson Software, Inc. (SoftBrands, Inc.) 6.750%, 7/5/17	60	60
Mood Media Corp. First Lien 7.000%, 5/6/18	65	63
Novell, Inc. (Attachmate Corp.) First Lien, 6.500%, 4/27/17	98	97

		286

Materials—0.1%
Anchor Glass Container Corp. First Lien, 6.000%, 3/2/16	66	66
CPG International, Inc. Tranche B, 6.000%, 2/18/17	43	42
General Chemical Corp. Tranche B, 5.375%, 10/6/15	46	46
JMC Steel Group 4.750%, 4/1/17	20	20
Norit Holding B.V. 6.750%, 7/10/17	30	30

		204

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC 4.740%, 10/10/17	65	36

TOTAL LOAN AGREEMENTS (Identified Cost $1,365)		1,359

	SHARES	VALUE
PREFERRED STOCK—0.5%

Financials—0.5%
Ally Financial, Inc. 144A 7.000%	84	70
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.920%(3)	110	84
JPMorgan Chase & Co. Series 1,7.900%	89	98
Zions Bancorp, Series C, ADR 9.500%	20	521

TOTAL PREFERRED STOCK (Identified Cost $700)		773

	SHARES	VALUE
COMMON STOCKS—60.5%

Consumer Discretionary—8.6%
Amazon.com, Inc.(2)	7,000	$1,417
AutoZone, Inc.(2)	4,500	1,673
Comcast Corp. Class A	62,000	1,861
Express Scripts, Inc.(2)	33,000	1,788
Lululemon Athletica, Inc.(2)	24,000	1,792
McDonald’s Corp.	18,000	1,766
Papa John’s International, Inc.(2)	11,000	414
Yum! Brands, Inc.	26,000	1,851

		12,562

Consumer Staples—3.1%
Altria Group, Inc.	61,000	1,883
PepsiCo, Inc.	14,000	929
Procter & Gamble Co. (The)	26,000	1,748

		4,560

Energy—9.6%
Chesapeake Energy Corp.	59,000	1,367
Chevron Corp.	16,000	1,716
ConocoPhillips	23,000	1,748
Continental Resources, Inc.(2)	13,000	1,116
Halliburton Co.	36,000	1,195
Occidental Petroleum Corp.	18,000	1,714
Petroleo Brasileiro S.A. ADR	29,000	770
Schlumberger Ltd.(11)	17,000	1,189
Whiting Petroleum Corp.(2)	17,000	923
Williams Cos., Inc. (The)	49,000	1,510
WPX Energy, Inc.(2)	46,000	828

		14,076

Financials—6.0%
Bank of America Corp.	120,000	1,148
Citigroup, Inc.	34,000	1,243
Goldman Sachs Group, Inc. (The)	8,000	995
JPMorgan Chase & Co.	40,000	1,839
Lincoln National Corp.	66,000	1,740
U.S. Bancorp	56,000	1,774

		8,739

Health Care—6.2%
Abbott Laboratories	30,000	1,839
Biogen Idec, Inc.(2)	15,000	1,889
Gilead Sciences, Inc.(2)	34,000	1,661
Johnson & Johnson	28,000	1,847

7

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
UnitedHealth Group, Inc.	31,000	$1,827

		9,063

Industrials—6.1%
Alaska Air Group, Inc.(2)	48,000	1,719
Caterpillar, Inc.	16,000	1,704
Cummins, Inc.(11)	15,000	1,801
Deere & Co.	11,000	890
Union Pacific Corp.	15,000	1,612
United Continental Holdings, Inc.(2)	58,000	1,247

		8,973

Information Technology—13.3%
Apple, Inc.(2)	6,800	4,076
Citrix Systems, Inc.(2)	23,000	1,815
Intel Corp.	99,000	2,783
International Business Machines Corp.	13,000	2,713
MasterCard, Inc. Class A	4,300	1,808
QUALCOMM, Inc.	43,000	2,925
SanDisk Corp.(2)	34,000	1,686
Visa, Inc. Class A	15,000	1,770

		19,576

Materials—6.4%
CF Industries Holdings, Inc.	10,000	1,827
Cliffs Natural Resources, Inc.	14,000	970
Du Pont (E.I.) de Nemours & Co.	36,000	1,904
Freeport-McMoRan Copper & Gold, Inc.	23,000	875
Monsanto Co.	23,000	1,834
Nucor Corp.	25,000	1,074
Potash Corp. of Saskatchewan, Inc.(11)	19,000	868

		9,352

Telecommunication Services—1.2%
Verizon Communications, Inc.	47,000	1,797

TOTAL COMMON STOCKS (Identified Cost $63,339)		88,698

EXCHANGE-TRADED FUNDS—0.6%
Health Care Select Sector SPDR Fund	24,000	902

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $851)		902

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $118,102)		145,802

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	1,431,910	$1,432

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,432)		1,432

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.4% (Identified Cost $119,534)		147,234 (1)

	CONTRACTS
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
Cummins, Inc. expiring 6/16/12 strike price $12	80	(57)
Potash Corp., expiring 6/12/12 strike price $47.50	190	(36)
Schlumberger Ltd., expiring 05/19/12 strike price $72.50	40	(7)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $130)		(100)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.3% (Identified Cost $119,404)		147,134 (1)
Other assets and liabilities, net—(0.3)%		(477)

NET ASSETS—100.0%		$146,657

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADR	American Depositary Receipt
ADS	American Depositary Share
ASA	Allmennaksjeselskap a public limited company (Norway).
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company (Russia)
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SAB de	CV A variable capital company.
SBA	Small Business Administration
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

8

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $12,769 or 8.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Security in default.
(9)	Illiquid security.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	All or a portion segregated as collateral for written options.

Foreign Currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

9

Virtus Strategic Allocation Series

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,243	$—	$3,243	$—
Corporate Bonds And Notes	26,998	—	26,995	3
Foreign Government Securities	1,251	—	1,251	—
Loan Agreements	1,359	—	1,359	—
Mortgage-Backed Securities	15,227	—	15,227	—
Municipal Bonds	3,630	—	3,630	—
U.S. Government Securities	3,721	—	3,721	—
Equity Securities:
Common Stocks	88,698	88,698	—	—
Exchange-Traded Funds	902	902	—	—
Preferred Stock	773	521	252	—
Short-Term Investments	1,432	1,432	—	—
Written Options	$(100)	$(100)	$—	$—

Total Investments	$147,134	$91,453	$55,678	$3

VIRTUS STRATEGIC ALLOCATION SERIES

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Bonds and Notes
Beginning Balance December 31, 2011:	$7
Accrued Discount/(Premium)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(4)
Purchases	—
(Sales)(b)	—
Transfers Into Level 3 (a)	—
Transfers from Level 3 (a)	—

Ending Balance March 31, 2012:	$3

(a)	“Transfers in and/or out” represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

None of the securities in this table are internally fair valued

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Series, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Series. All internally fair valued securities are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of any model inputs and any changes to the model when applicable. Fair valuations are ratified by the Board of Trustees at least quarterly.

The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Series fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2012, the Series’ did not hold any restricted securities.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (UNAUDITED) (CONTINUED)

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Capital Growth Series	$167,289	$44,153	$(118)	$44,035
Growth and Income Series
Investments	116,606	44,291	(803)	43,488
Written Options	(213)	48	—	48
International Series	253,590	109,015	(4,187)	104,828
Multi-Sector Fixed Income Series	195,886	12,828	(5,167)	7,661
Premium AlphaSector Series	1,304	108	—	108
Real Estate Securities Series	58,626	50,914	(5)	50,909
Small-Cap Growth Series	55,138	13,396	(1,120)	12,276
Small-Cap Value Series	117,842	21,031	(1,755)	19,276
Strategic Allocation Series
Investments	119,840	28,960	(1,666)	27,294
Written Options	(130)	30	—	30

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date these schedules of investments were available for issuance, and has determined that there no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date   May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date   May 29, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date   May 29, 2012

*	Print the name and title of each signing officer under his or her signature.